Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 1,638,429	$ 355,529	$ 3,851,311	$ 1,126,963	$ 1,555,038	$ 3,858,771
Loss from operations	(1,638,429)	(355,529)	(3,851,311)	(1,126,963)	(1,555,038)	(3,858,771)
Other income:
Change in fair value of warrant liabilities	1,583,750	240,000	(3,962,500)	11,081,250	11,881,250	8,680,000
Change in fair value of forward purchase agreement			(1,500,000)
Interest expense – promissory note	(26,466)		(31,356)
Interest earned on cash and investments held in Trust Account	435,890	1,229,862	3,049,715	1,592,222
Interest earned on Marketable securities held in Trust Account					3,945,497	23,634
Total other income (expense), net	1,993,174	1,469,862	(2,444,141)	12,673,472	15,826,747	8,703,634
Income (Loss) before provision for income taxes	354,745	1,114,333	(6,295,452)	11,546,509	14,271,707	4,844,863
Provision for income taxes	(79,210)	(244,044)	(502,869)	(265,764)	(750,410)
Net income (loss)	$ 275,535	$ 870,289	$ (6,798,321)	$ 11,280,745	$ 13,521,299	$ 4,844,863
Class A Common Stock
Other income:
Weighted average shares outstanding (in Shares)	4,445,813	28,750,000	9,965,445	28,750,000	28,750,000	23,866,438
Basic net (loss) income per share (in Dollars per share)	$ 0.02	$ 0.02	$ (0.4)	$ 0.31	$ 0.38	$ 0.16
Diluted Weighted average shares outstanding (in Shares)	4,445,813	28,750,000	9,965,445	28,750,000
Class B Common Stock
Other income:
Weighted average shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,025,685
Basic net (loss) income per share (in Dollars per share)	$ 0.02	$ 0.02	$ (0.4)	$ 0.31	$ 0.38	$ 0.16
Diluted Weighted average shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Diluted net income per share (in Dollars per share)					$ 0.38	$ 0.16